LEASES	12 Months Ended
Dec. 31, 2023
LEASES
LEASES

NOTE 12: - LEASES

The Company has entered into various non-cancelable operating lease agreements for certain office spaces, stores and motor vehicles. The leases have remaining lease terms of up to 5 years, some of which may include options to extend the leases for up to an additional 5 years. The Company does not assume renewals in its determination of the lease term unless the renewals are considered as reasonably assured.

The components of operating lease cost recorded under operating expenses were as follows:

	December 31,
	2023	2022
Fixed cost and variable cost that depend on index	$5,216	$5,133
Short-term lease cost	1,063	364
	$6,279	$5,472

Supplemental balance sheet information related to operating leases is as follows:

	December 31,
	2023	2022
Operating lease ROU assets	$13,557	$13,278
Operating lease liabilities, current	3,802	3,890
Operating lease liabilities, non-current	8,712	8,076
Weighted-average remaining lease term (in years)	4.47	4.23
Weighted-average discount rate	3.30%	1.67%

Future minimum lease payments under non-cancelable operating lease agreements as of December 31, 2023, were as follows:

2024	$4,146
2025	3,497
2026	1,815
2027	1,263
2028	987
Thereafter	1,860
Total undiscounted lease payments	13,568
Less: imputed interest	(1,054)
Present value of lease liabilities	$12,514